Other Assets REO Rollforward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Abstract]
Other Real Estate	$ 29,034	$ 55,277	$ 62,120	$ 56,616
Other Real Estate, Additions	47,790	49,485	65,230
Other Real Estate, Provision on OREO	(6,372)	(7,962)	(14,471)
Other Real Estate, Sales	(67,326)	(48,366)	(45,255)
Other Real Estate, Other Adjustments	$ (335)	$ 0	$ 0